Note 12 - Related Party Transactions (Details Textual) (USD $)	12 Months Ended			2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2012	May 14, 2013	Apr. 30, 2013	Jan. 17, 2013
Related Party Transactions [Abstract]
Proceeds from Issuance of Common Stock	$ 873,400	$ 1,643,333	$ 310,160
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.66		$ 0.75		$ 0.50	$ 0.60	$ 0.60
Members Of Board Of Directors And Management [Member]
Related Party Transactions [Abstract]
Stock Issued During Period, Shares, New Issues				380,954
Proceeds from Issuance of Common Stock				255,239
Class Of Warrant Or Right Purchase Period				5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				571,432
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1
Ongoing Patent Cost Reimbursements [Member] | Emory [Member]
Related Party Transactions [Abstract]
Related Party Transaction, Expenses from Transactions with Related Party	179,958	98,042	89,885
Research Agreements [Member] | Emory [Member]
Related Party Transactions [Abstract]
Related Party Transaction, Expenses from Transactions with Related Party	$ 0	$ 252,478	$ 552,403